Accrued Liabilities	12 Months Ended
Dec. 31, 2017
Accrued Liabilities [Abstract]
ACCRUED LIABILITIES	NOTE 8 – ACCRUED LIABILITIES Accrued liabilities consist of the following:
	December 31, 2017	December 31, 2016

Accrued expenses	$15,000	$15,000
Accrued salary	910	857
	$15,910	$15,857